Average Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Premium Class - Return Before Taxes
Apr. 29, 2024
Average Annual Return:
Past 1 year	2.71%
Past 5 years	1.02%
Past 10 years	0.70%